Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases

11	Leases

Operating leases

As of March 31, 2022, the Company leases part of production facilities and machines in Xinxing under rental agreements to third parties. The Company will need to pay a cancellation fee of approximately $105,000 if the Company decides to terminate all the rental agreements before their expiry.

The Shenzhen factory is rented out to a third party since April 1, 2021. Part of the production facilities in Xinxing is rented out to various third parties up to February 13, 2026. Certain tenants have an option to early terminate their tenancy agreements, and the future minimum rental payments to be received are as follows:

Year ending March 31,	$ in thousands

2023	105

105

Operating leases (Continued)

The Company leases one office and one staff quarters in Shenzhen. Operating lease assets and obligations are reflected within right-of-use asset, and lease liability, respectively, on the consolidated balance sheets.

The discount rate implicit within the leases is generally not determinable and therefore the Company determines the discount rate based on its incremental borrowing rate. The incremental borrowing rate for the leases is determined based on lease term and currency in which lease payments are made, adjusted for impacts of collateral. The weighted average discount rate used to measure the operating lease liabilities as of March 31, 2022 was 4.05%.

Year ended March 31, 2022
$ in thousands
Assets
Right-of-use assets	133

Liabilities
Current portion of operating lease liabilities	114
Non-current portion of operating lease liabilities	19

Total	133

Maturities of lease liabilities are as follows:

Year ending March 31,	$ in thousands
2023	117
2024	19

136
Less: imputed interest	(3)

Total lease cost	133

Recognized rent expense associated with our leases is as follows:

Operating lease cost:	Year ending March 31, 2020	Year ending March 31, 2021	Year ending March 31, 2022
	$ in thousands	$ in thousands	$ in thousands

Fixed rent expense	91	100	112

Total	91	100	112

Supplemental cash flow and other information related to leases are as follows:

March 31, 2022	$ in thousands

Total lease liabilities	133
Cash payment for amount included in the measurement of lease liabilities	136
Weighted average remaining lease term (month)	14.5
Weighted average discount rate	4.05%